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    SEPARATE ACCOUNT VA-K (ALLMERICA ADVANTAGE/EXECANNUITY PLUS)

          FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            SUPPLEMENT
                 TO PROSPECTUS DATED MAY 1, 1998
    This Supplement supplants the Supplement Dated October 30, 1998

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                  New York Replacement Regulations

The state of New York recently amended its regulations concerning the purchase of a new life insurance policy or annuity contract to replace an existing policy or contract (a "replacement"). If you purchase a Contract in New York as a replacement, you may have the right to cancel the Contract within 60 days after receiving it by returning the Contract to our Home Office at 440 Lincoln Street, Worcester, MA 01653, or to one of our authorized representatives. If you return the Contract, it will be void from the beginning. You will receive a refund equal to the surrender value of the Contract plus all fees and charges.


                                  Supplement Dated November 10, 1998